Inventories Related to Real Estate Business - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Investment properties	$ 252,806	$ 7,738,379	$ 8,119,436
Inventories related to real estate business expected to be recovered longer than twelve months	$ 328,671	$ 10,060,608	9,818,869
Reclassified of buildings and land use right under the line item of "inventories related to real estate - construction in progress" [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Investment properties			6,971,372
Long-term prepayments for lease			$ 5,798,449